LOOMIS SAYLES CORE PLUS BOND FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Core Plus Bond Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Effective November 2, 2015, the “Class N Shares” sub-section within the “Purchase and Sale of Fund Shares” section is amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for employer-sponsored retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Multi-Asset Income Fund, dated August 31, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Effective November 2, 2015, the “Class N Shares” sub-section within the “Purchase and Sale of Fund Shares” section is amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for employer-sponsored retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

NATIXIS FUNDS

Supplement dated September 18, 2015 to the Prospectuses dated February 1, 2015, April 1, 2015, May 1, 2015, and August 31, 2015, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Investment Grade Bond Fund
ASG Global Alternatives Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Global Macro Fund	Loomis Sayles Multi-Asset Income Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Alpha Fund
CGM Advisor Targeted Equity Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Value Fund
Gateway Fund	McDonnell Intermediate Municipal Bond Fund
Gateway International Fund	Natixis Oakmark Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark International Fund
Loomis Sayles Dividend Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Emerging Markets Opportunities Fund	Seeyond Multi-Asset Allocation Fund
Loomis Sayles Global Equity and Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Growth Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles High Income Fund	Vaughan Nelson Value Opportunity Fund

Effective November 2, 2015, the third bullet of the “Eliminating Front-End Sales Charges and CDSCs” sub-section in the “How Sales Charges are Calculated” section of the Prospectuses is amended and restated as follows:

•	All employees of financial intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

AEW Real Estate Fund	Loomis Sayles Investment Grade Bond Fund
ASG Global Alternatives Fund	Loomis Sayles Multi-Asset Income Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Value Fund
Loomis Sayles Growth Fund	Vaughan Nelson Value Opportunity Fund

Effective November 2, 2015, the first and second bullet of the “Class N Shares” sub-section under “Choosing a Share Class” within the “Fund Services” section of the Prospectuses are amended and restated as follows:

•	You have a minimum initial investment of $1,000,000. There are several ways to waive this minimum. See the section “Purchase and Sale of Fund Shares.”

AEW Real Estate Fund	Loomis Sayles Multi-Asset Income Fund
ASG Global Alternatives Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Emerging Markets Opportunities Fund

Effective November 2, 2015, the fifth paragraph within the “Exchanging Shares” section of the Prospectuses are amended and restated as follows:

Class A or Class Y shares of a Fund may be exchanged, subject to minimum investment requirements, for Class N shares of the same Fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to Class N shares. In order to exchange shares, a representative of the employer-sponsored retirement plan must follow the procedures set forth by the Distributor.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Growth Fund	Loomis Sayles Value Fund
Loomis Sayles Investment Grade Bond Fund

Effective November 2, 2015, the fifth paragraph within the “Exchanging Shares” section of the Prospectuses are amended and restated as follows:

Class A, Class Y or Admin Class shares of a Fund may be exchanged, subject to minimum investment requirements, for Class N shares of the same Fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to Class N shares. In order to exchange shares, a representative of the employer-sponsored retirement plan must follow the procedures set forth by the Distributor.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Multi-Asset Income Fund
Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Strategic Alpha Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective November 2, 2015, the Sales Charges table within the “Class A Shares” sub-section in the “How Sales Charges are Calculated” section in the Prospectuses is amended and restated as follows:

Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund

Sales Charges*

	All Funds Except Limited Term Government and Agency Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.25%	4.44%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 or more**	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00%

may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

Loomis Sayles Emerging Markets Opportunities Fund

Class A Sales Charges*

Loomis Sayles Emerging Markets Opportunities Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.25%	4.44%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 or more**	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

Loomis Sayles Strategic Alpha Fund

Class A Sales Charges*

Loomis Sayles Strategic Alpha Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.25%	4.44%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 or more**	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

Loomis Sayles Multi-Asset Income Fund

Class A Sales Charges*

Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.25%	4.44%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%

$500,000-$999,999	2.00%	2.04%
$1,000,000 or more**	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Effective November 2, 2015, the last bullet of the “Class A Shares” sub-section under “Choosing a Share Class” within the “Fund Services” section of the Prospectus is amended and restated as follows:

•	You do not pay a sales charge if your total investment reaches $1 million or more (or $500,000 or more for the Limited Term Government and Agency Fund), but you may pay a charge on redemptions if you redeem these shares within 18 months of purchase.

Effective November 2, 2015, the Sales Charges table for Limited Term Government and Agency Fund within the “Class A Shares” sub-section in the “How Sales Charges are Calculated” section in the Prospectus is amended and restated as follows:

Class A Sales Charges*

	Limited Term Government and Agency Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	2.25%	2.30%
$100,000-$249,999	1.75%	1.78%
$250,000-$499,999	1.25%	1.27%
$500,000- or more**	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more (or $500,000 or more for the Limited Term Government and Agency Fund), there is no front-end sales charge, but a CDSC of 1.00% (or 0.75% for the Limited Term Government and Agency Fund) may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Effective November 2, 2015, the last bullet of the “Class A Shares” sub-section under “Choosing a Share Class” within the “Fund Services” section of the Prospectus is amended and restated as follows:

•	You do not pay a sales charge if your total investment reaches $1 million or more (or $500,000 or more for the McDonnell Intermediate Municipal Bond Fund), but you may pay a charge on redemptions if you redeem these shares within 18 months of purchase.

Effective November 2, 2015, the Sales Charges table for McDonnell Intermediate Municipal Bond Fund within the “Class A Shares” sub-section in the “How Sales Charges are Calculated” section in the Prospectus is amended and restated as follows:

Class A Sales Charges*

	McDonnell Intermediate Municipal Bond Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	3.00%	3.09%
$100,000-$249,999	2.50%	2.56%
$250,000-$499,999	1.50%	1.52%
$500,000 or more**	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more (or $500,000 or more for the McDonnell Intermediate Municipal Bond Fund), there is no front-end sales charge, but a CDSC of 1.00% (or 0.75% for the McDonnell Intermediate Municipal Bond Fund) may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

NATIXIS FUNDS

Supplement dated September 18, 2015 to the Statements of Additional Information dated February 1, 2015, April 1, 2015, May 1, 2015 and August 31, 2015, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Limited Term Government
ASG Global Alternatives Fund	and Agency Fund
ASG Global Macro Fund	Loomis Sayles Multi-Asset Income Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Alpha Fund
CGM Advisor Targeted Equity Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Value Fund
Gateway Fund	McDonnell Intermediate Municipal Bond Fund
Gateway International Fund	Natixis Oakmark Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark International Fund
Loomis Sayles Dividend Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Emerging Markets Opportunities Fund	Seeyond Multi-Asset Allocation Fund
Loomis Sayles Global Equity and Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Growth Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles High Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Investment Grade Bond Fund

Effective November 2, 2015, the “Cumulative Investment Tables” for Class A shares within the “Investment Advisory and Other Services” section of the Natixis Funds Statement of Additional Information dated February 1, 2015 are amended and restated for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Limited Term Government
Loomis Sayles Global Equity and Income Fund	And Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Value Fund
Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.25%	3.75%	0.25%	4.00%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or more(1)
Up to $2,999,999	none	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	none	0.75%	0.25%	1.00%
Excess over $5,000,000	none	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	none	0.00%	0.25%	0.25%

Loomis Sayles Limited Term Government and Agency Fund

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	2.25%	2.00%	0.25%	2.25%
$100,000 - $249,999	1.75%	1.50%	0.25%	1.75%
$250,000 - $499,999	1.25%	1.00%	0.25%	1.25%

Investments of $500,000 or more(1)
Up to $4,999,999	none	0.75%	0.25%	1.00%
Excess over $5,000,000	none	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	none	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Income Funds Prospectus in the section “How Sales Charges Are Calculated.” Also refers to any Class C share accounts established prior to December 1, 2000.

Loomis Sayles Global Equity and Income Fund, Loomis Sayles Growth Fund and Loomis Sayles Value Fund

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%	0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%	0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Equity Funds Prospectus in the section “How Sales Charges Are Calculated.”

Effective November 2, 2015, the “Cumulative Investment Tables” for Class A shares within the “Investment Advisory and Other Services” section of the Natixis Funds Statement of Additional Information dated April 1, 2015 are amended and restated for the following funds:

Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Dividend Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Emerging Markets Opportunities Fund

Loomis Sayles Dividend Income Fund, Gateway International Fund and Vaughan Nelson Select Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%	0.25%	5.25%
$50,000 – $99,999	4.50%	4.00%	0.25%	4.25%
$100,000 – $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 – $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 – $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or More(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with No Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus in the section “How Sales Charges Are Calculated.”

Loomis Sayles Emerging Markets Opportunities Fund

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.25%	3.75%	0.25%	4.00%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	none	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus in the section “How Sales Charges Are Calculated.”

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	3.50%	3.00%	0.25%	3.25%
$100,000 – $249,999	3.00%	2.70%	0.25%	2.95%
$250,000 – $499,999	2.25%	1.95%	0.25%	2.20%
$500,000 – $999,999	1.75%	1.45%	0.25%	1.70%

Investments of $1,000,000 or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with No Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)

Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus in the section “How Sales Charges Are Calculated.”

Effective November 2, 2015, the “Cumulative Investment Tables” for Class A shares within the “Investment Advisory and Other Services” section of the Natixis Funds Statements of Additional Information dated May 1, 2015 and August 31, 2015 are amended and restated for the following funds:

AEW Real Estate Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Small Cap Value Fund
Natixis Oakmark Fund	Vaughan Nelson Value Opportunity Fund

All Funds (except Multi-Asset Income Fund)

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000*	5.75%	5.00%	0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%	0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	None	0.00%	0.25%	0.25%

*	(Targeted Equity Fund only) For accounts established prior to February 28, 1997 having a total investment value between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer’s concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Targeted Equity Fund if the total investment value of Targeted Equity Fund account after such sale is between (and including) $25,000 and $49,000.
(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A, B and C shares of the Funds in the section “How Sales Charges Are Calculated.”

Multi-Asset Income Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.25%	3.75%	0.25%	4.00%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A, B and C shares of the Funds in the section “How Sales Charges Are Calculated.”

Effective November 2, 2015, the “Cumulative Investment Tables” for Class A shares within the “Investment Advisory and Other Services” section of the Natixis Funds Statement of Additional Information dated May 1, 2015 are amended and restated for the following funds:

ASG Global Alternatives Fund	Gateway Fund
ASG Global Macro Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	McDonnell Intermediate Municipal Bond Fund
ASG Tactical U.S. Market Fund	Seeyond Multi-Asset Allocation Fund
Gateway Equity Call Premium Fund

ASG Global Alternatives Fund, ASG Global Macro Fund, ASG Managed Futures Strategy Fund, ASG Tactical U.S. Market Fund, Gateway Equity Call Premium Fund, Gateway Fund and Seeyond Multi-Asset Allocation Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%	0.25%	5.25%
$50,000 – $99,999	4.50%	4.00%	0.25%	4.25%
$100,000 – $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 – $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 – $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or More(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with No Sales Charge(2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in each Fund’s prospectus in the section “How Sales Charges Are Calculated.”

Loomis Sayles Strategic Alpha Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.25%	3.75%	0.25%	4.00%
$100,000 – $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 – $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 – $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1,000,000 or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge(2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in each Fund’s prospectus in the section “How Sales Charges Are Calculated.”

McDonnell Intermediate Municipal Bond Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	3.00%	2.50%	0.25%	2.75%
$100,000 – $249,999	2.50%	2.15%	0.25%	2.40%
$250,000 – $499,999	1.50%	1.25%	0.25%	1.50%

Investments of $500,000 or More(1)
Up to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with No Sales Charge(2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5,000,000 and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A and Class C shares in the section “How Sales Charges Are Calculated.”

Effective November 2, 2015, the fifth paragraph within the “How to Buy Shares” section of the SAI is amended and restated as follows for the following funds:

AEW Real Estate Fund	Loomis Sayles Investment Grade Bond Fund
ASG Global Alternatives Fund	Loomis Sayles Multi-Asset Income Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Value Fund
Loomis Sayles Growth Fund	Vaughan Nelson Value Opportunity Fund

Class N shares are not eligible to be purchased, exchanged or redeemed through the website or through the Personal Access Line®.